CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 465,004	$ 63,705	¥ 378,989
Restricted cash	26,061	3,570	65,902
Short-term investments	432,823	59,297	777,890
Accounts receivable, net	43,313	5,934	41,633
Amounts due from related parties	¥ 752	$ 103	¥ 9,515
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 235,443	$ 32,256	¥ 234,189
Total current assets	1,203,396	164,865	1,508,118
Non-current assets
Long-term investments	534,041	73,163	209,819
Property and equipment, net	32,849	4,500	57,479
Intangible assets, net	22,210	3,043	26,091
Land use right, net	88,467	12,120	90,529
Operating lease right-of-use assets, net	9,266	1,269	12,484
Goodwill			0
Other non-current assets	19,208	2,631	55,960
Total non-current assets	706,041	96,726	452,362
Total assets	1,909,437	261,591	1,960,480
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB883,166 and RMB683,641, as of December 31, 2023 and 2024, respectively)
Short-term borrowings	36	5	7,277
Accounts and notes payable	290,112	39,745	317,104
Amounts due to related parties	¥ 3,121	$ 428	¥ 6,405
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payable	¥ 23,148	$ 3,171	¥ 21,401
Taxes payable	5,060	693	4,305
Advances from customers	247,151	33,860	270,197
Operating lease liabilities, current	2,994	410	2,709
Accrued expenses and other current liabilities	322,034	44,117	329,481
Total current liabilities	893,656	122,429	958,879
Non-current liabilities
Operating lease liabilities, non-current	1,680	230	5,348
Deferred tax liabilities	5,151	706	6,027
Long-term borrowings	0		10,395
Total non-current liabilities	6,831	936	21,770
Total liabilities	900,487	123,365	980,649
Commitments and contingencies (Note 21)
Redeemable noncontrolling interests	0	0	27,200
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the board of directors) authorized as of December 31, 2023 and 2024; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) and 389,331,539 shares (including 371,958,039 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2023 and 2024, respectively)	249	34	249
Less: Treasury stock 17,800,446 shares and 38,169,381 shares as of December 31, 2023 and 2024, respectively)	(329,668)	(45,164)	(285,983)
Additional paid-in capital	9,146,928	1,253,124	9,138,720
Accumulated other comprehensive income	313,460	42,944	305,416
Accumulated deficit	(8,050,378)	(1,102,897)	(8,127,552)
Total Tuniu Corporation shareholders' equity	1,080,591	148,041	1,030,850
Noncontrolling interests	(71,641)	(9,815)	(78,219)
Total equity	1,008,950	138,226	952,631
Total liabilities, redeemable noncontrolling interests and equity	¥ 1,909,437	$ 261,591	¥ 1,960,480